PREPAYMENTS ON VESSELS	9 Months Ended
Sep. 30, 2023
PREPAYMENTS ON VESSELS
PREPAYMENTS ON VESSELS

NOTE 3 – PREPAYMENTS ON VESSELS

USDm	30 September 2023	30 September 2022	31 December 2022
Balance as of beginning of period	—	12.0	12.0
Additions	36.8	43.1	43.1
Transferred to vessels	(33.0)	(55.1)	(55.1)
Carrying amount	3.8	—	—